Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Company’s Relationships with Related Parties who had Transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr Zhang Jian (“Mr Zhang”)	Shareholder and Director
Ms Xu Yukai (“Mrs Zhang”)	Shareholder
Mr Huang Dong (“Mr Huang”)	Shareholder and Director
Ms Ang Siew Sang (“Ms Ang”)	Director
PTH Safety equipment Sdn Bhd	Shareholder and director is Mr Zhang and Mr Huang
Zhikai International Trade (Shanghai) Co., Ltd	Shareholder and director is Mr Zhang
Rectitude Safety Equipment Co., Ltd	Shareholder and director is Mr Zhang
Greenly Trading Company	Shareholder is Ms Ang

Schedule of Related Party Balances
a.	Related party balances

		As of March 31,
Nature	Name	2025	2026	2026
		S$	S$	US$
Advances to	Zhikai International Trade (Shanghai) Co., Ltd(1)	55,507	57,514	44,582

Advances to	PTH Safety Equipment Sdn Bhd(2)	181,304	641,756	497,457

Advance to	Rectitude Safety Equipment Co., Ltd(3)	—	7,377	5,719
Total		236,811	706,647	547,758

Schedule of Related Party Transactions
b.	Related party transactions

		For the years ended March 31,
Nature	Name	2024	2025	2026	2026
		S$	S$	S$	US$
Accountancy fees	Greenly Trading Company	(331,100)	(72,600)	(72,600)	(56,276)

Tax fee	Greenly Trading Company	—	—	(24,000)	(18,603)

Sales to	PTH Safety Equipment Sdn Bhd	184,854	88,680	978,643	758,595

Purchases from	PTH Safety Equipment Sdn Bhd	(101,335)	(24,565)	—	—

Purchases from	Zhikai International Trade (Shanghai) Co., Ltd	(840,241)	(1,139,643)	(290,034)	(224,820)